Securities (Summary of Debt Securities by Risk Rating) (Parenthetical) (Details) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure of Financial Assets [Abstract]
Debt securities backed by government guaranteed loans	$ 112	$ 113